Segment Information (details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item		Dec. 31, 2012		Dec. 31, 2011
Segment reporting information
Number of reportable business segments									3
Premiums									$ 22,637		$ 22,357		$ 22,090
Net investment income									2,716		2,889		2,879
Fee income									395		323		296
Other revenues									277		120		126
Income tax expense (benefit)	383	313	252	324	7	306	109	271	1,272		693		(74)
Operating income (loss)									3,567		2,441		1,390
Net realized investment gains									166	[1]	51	[1]	55	[1]
Total revenues	6,737	6,452	6,674	6,328	6,477	6,512	6,359	6,392	26,191		25,740		25,446
Net realized investment gains, net of tax									106		32		36
Net income	988	864	925	896	304	864	499	806	3,673		2,473		1,426
Domestic [Member]
Segment reporting information
Total revenues									25,138		24,827		24,408
Reportable Segments [Member]
Segment reporting information
Premiums									22,637		22,357		22,090
Net investment income									2,716		2,889		2,879
Fee income									395		323		296
Other revenues									283		132		127
Total operating revenues									26,031		25,701		25,392
Amortization and depreciation									4,685		4,726		4,668
Income tax expense (benefit)									1,351		826		71
Operating income (loss)									3,815		2,702		1,669
Reportable Segments [Member] | Business and International Insurance [Member]
Segment reporting information
Premiums									13,332		12,779		12,545
Net investment income									2,087		2,205		2,173
Fee income									395		323		296
Other revenues									160		41		31
Total operating revenues									15,974		15,348		15,045
Amortization and depreciation									2,751		2,654		2,593
Income tax expense (benefit)									758		580		161
Operating income (loss)									2,404		1,981		1,456
Reportable Segments [Member] | Business and International Insurance [Member] | International [Member]
Segment reporting information
Premiums									1,248		1,088		1,218
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums									12,084		11,691		11,327
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Workers' compensation [Member]
Segment reporting information
Premiums									3,560		3,222		2,899
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Automobile [Member]
Segment reporting information
Premiums									1,904		1,943		1,940
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Commercial Property [Member]
Segment reporting information
Premiums									1,698		1,621		1,607
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | General Liability [Member]
Segment reporting information
Premiums									1,790		1,757		1,738
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Commercial multi-peril [Member]
Segment reporting information
Premiums									3,093		3,113		3,126
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Other [Member]
Segment reporting information
Premiums									39		35		17
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Segment reporting information
Premiums									1,981		1,957		1,956
Net investment income									260		280		282
Other revenues									20		25		26
Total operating revenues									2,261		2,262		2,264
Amortization and depreciation									473		470		460
Income tax expense (benefit)									227		214		203
Operating income (loss)									573		504		545
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | General Liability [Member]
Segment reporting information
Premiums									891		850		832
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Other [Member]
Segment reporting information
Premiums									177		168		154
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Segment reporting information
Premiums									913		939		970
Reportable Segments [Member] | Personal Insurance [Member]
Segment reporting information
Premiums									7,324		7,621		7,589
Net investment income									369		404		424
Other revenues									103		66		70
Total operating revenues									7,796		8,091		8,083
Amortization and depreciation									1,461		1,602		1,615
Income tax expense (benefit)									366		32		(293)
Operating income (loss)									838		217		(332)
Reportable Segments [Member] | Personal Insurance [Member] | Automobile [Member]
Segment reporting information
Premiums									3,431		3,665		3,720
Reportable Segments [Member] | Personal Insurance [Member] | Homeowners and other [Member]
Segment reporting information
Premiums									3,893		3,956		3,869
Interest Expense & Other [Member]
Segment reporting information
Other revenues									(6)		(12)		(1)
Operating income (loss)									(248)		(261)		(279)
After-tax interest expense									$ 235		$ 246		$ 251

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(10) million, $27 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, credit losses of $(15) million, $(15) million and $(25) million for the years ended December 31, 2013, 2012 and 2011 respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $5 million, $42 million and $55 million for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.